INCOME TAX - Net deferred tax asset and tax liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	$ 6,909,965	$ 5,818,214
Research and development credits	1,155,623	877,027
Business tax credit carryforward	2,690,320	3,418,605
Accrued expenses	69,965	84,544
Stock based compensation	64,476	0
Inventory reserve	209,410	105,956
Total deferred tax assets	11,099,759	10,304,346
Valuation allowance	(10,825,941)	(9,982,062)
Deferred tax assets, net of allowance	273,818	322,284
Deferred tax liabilities:
Fixed assets	(273,818)	(322,284)
Total deferred tax liabilities	(273,818)	(322,284)
Net deferred tax asset (liability)	0	0
Tailwind Acquisition Corp [Member]
Deferred Tax Assets, Gross [Abstract]
Net operating loss carryforward	19,569	2,772
Organizational costs/Startup expenses	1,184,552	56,428
Total deferred tax assets	1,204,121	59,200
Valuation allowance	(1,204,121)	(59,200)
Deferred tax assets, net of allowance	$ 0	$ 0